Equipment, Net - Schedule of Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost:
Total cost	$ 143,300	$ 136,367
Less: accumulated depreciation
Total accumulated depreciation	(67,393)	(42,660)
Less: accumulated impairment loss	(19,926)	(11,850)
Equipment, net	55,981	81,857
Servers, computer and network equipment [Member]
Cost:
Total cost	140	140
Less: accumulated depreciation
Total accumulated depreciation	(114)	(71)
Mining equipment [Member]
Cost:
Total cost	143,160	136,227
Less: accumulated depreciation
Total accumulated depreciation	$ (67,279)	$ (42,589)